February 24, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention:  Document Control – EDGAR, Room 1004

Re:          Cascade Bancorp – Preliminary Proxy Statement

                 Transmitted with this letter on behalf of Cascade Bancorp (the “Company”), for filing via Edgar is a preliminary proxy statement in connection with a proposed merger transaction. The  filing fee of $32,307.15 has been sent by wire transfer to the U.S. Treasury Lock Box account at Mellon Bank.

Davis Wright Tremaine LLP

Sincerely,

/s/	Michael C. Phillips

Michael C. Phillips